STOCKHOLDERS DEFICIT	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Equity [Abstract]
STOCKHOLDERS DEFICIT

Description of Share Capital

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock having a par value of $0.001 per share. The Company had no issued and outstanding shares of preferred stock as of December 31, 2015 and 2014, respectively. The Company’s board of directors has the ability to designate rights to its preferred stock. As of the date of these financial statements, the board has made no such designation.

Common Stock

The Company is authorized to issue 687,500,000 shares of common stock having a par value of $0.0001 per share. The Company had 38,680,263 and 38,123,120 issued and outstanding shares of common stock as of March 31, 2016 and December 31, 2015, respectively.

On January 24, 2016, we issued 200,000 shares of common stock to Vista Partners LLC (“Vista”) pursuant to the terms of a letter agreement dated July 24, 2015 between our company and Vista pursuant to which Vista agreed to provide investor relations services to our company in consideration of the payment of a monthly fee of $15,000 per month and the issuance of 200,000 shares of our common stock for each six-month term of the agreement. The shares were valued at $1.06 per share or $212,000. The securities were issued to one accredited investor (as that term is defined in Regulation D of the Securities Act of 1933, as amended) relying on Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act of 1933, as amended.

On February 25, 2016, the Company sold an aggregate of 357,143 shares of common stock at a price of $0.70 per share for gross proceeds of US $250,000. The Company issued the shares to one non-U.S. person (as that term is defined in Regulation S of the Securities Act of 1933) in an offshore transaction in which the Company relied on the exemptions from the registration requirements provided for in Regulation S and/or Section 4(a)(2) of the Securities Act of 1933.

Effective August 18, 2015, the Company completed a reverse split of the Company’s authorized, issued and outstanding common stock on the basis of one new share of common stock for each 2.4 shares of authorized, issued and outstanding common stock prior to completion of the reverse split. In accordance with SAB Topic 4.C, the equity presentation has been retroactively applied to the presentation of these financial statements.

Description of Share Capital

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock having a par value of $0.001  per share. The Company had no issued and outstanding shares of preferred stock as of December 31, 2015 and 2014, respectively. The Company’s board of directors has the ability to designate rights to its preferred stock. As of the date of these financial statements, the board has made no such designation.

Common Stock

The Company is authorized to issue 687,500,000 shares of common stock having a par value of $0.0001 per share. The Company had 38,123,120 and 15,903,948 issued and outstanding shares of common stock as of December 31, 2015 and 2014, respectively.

Investment in Epic Corp.

During the year ended December 31, 2015, Epic Corp. received $800,000 from 3 investors to purchase 1,737,670 shares of Epic Corp.’s common stock. These were subsequently exchanged for 1,280,626 shares of the Company’s common stock in connection with the closing of the Exchange Agreement.

On June 3, 2015, the Company issued an aggregate of 2,210,937 shares of common stock to four officers of the company and five stockholders of the company at a discounted price of $0.001 per share. 1,206,789 shares were issued to officers. The discount provided to the officers was fair valued at $0.39 per share in accordance with ASC 718 and recorded as payroll and related expenses of $470,647. 1,004,149 shares were issued to existing stockholders. The discount provided to the stockholders was deemed to be a stock dividend and was fair valued at $0.39 per share in accordance with ASC 718, and a reduction to retained earnings of $391,619 was recorded as a result.

On May 20, 2015, Epic Corp. settled a total of $250,000 notes payable by the issuance of 634,458 shares of Epic Corp.’s common stock. These were subsequently exchanged for 467,582 shares of the Company’s common stock in connection with the closing of the Exchange Agreement. See Note 8 - NOTES PAYABLE for additional details.

Investment in Epic Stores Corp.

On June 24, 2015, in connection with the closing of the Exchange Agreement, the Company received $1,550,000 from 12 investors in exchange for the issuance of 1,757,370 units of the Company. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

On June 24, 2015, in connection with the closing of the Exchange Agreement, the principal amount outstanding under the March 18, 2015 note, and accrued interest thereon, totaling $770,959, was settled by the issuance of 874,103 units of the Company at a deemed price of $0.882 per unit. Each unit consisted of one share of common stock in the capital of the Company and one warrant, each of which is exercisable into one share of common stock of the Company at a price of $1.02 until June 24, 2018.

Effective October 7, 2015, the Company issued 1,250,000 units of the Company, at a price of $0.20 per unit, for proceeds of $250,000. Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

On November 20, 2015, the Company issued 200,000 shares of common stock pursuant to the terms of a letter agreement dated July 24, 2015 between the Company and a consultant pursuant to which the consultant agreed to provide investor relations services to the Company in consideration of the payment of a monthly fee of $15,000 per month and the issuance of 200,000 shares of common stock in the capital of the Company for the initial six month term of the agreement. The shares were valued at $0.64 per share or $128,000.

On November 20, 2015, the Company issued 40,000 shares of common stock pursuant to the terms of an investor relations consulting agreement having an effective date of September 1, 2015 between the Company and Hayden IR, LLC (“Hayden”), pursuant to which Hayden agreed to provide investor relations services to the Company in consideration of: (i) the payment to Hayden of a monthly fee of $3,500 per month for the first three months of the term, $5,000 per month for months four through six of the term, $7,500 per month for months seven through ten of the term, and $8,500 per month for months eleven through thirteen of the term; and (ii) the issuance to Hayden of 40,000 shares of common stock in the capital of the Company. The shares were valued at $0.64 per share or $25,600.

Effective November 20, 2015, the Company issued 1,250,000 units of the Company, at a price of $0.20 per unit, for proceeds of $250,000. Each unit was comprised of one share of common stock in the capital of the Company and one share purchase warrant, with each warrant being exercisable into one additional share at an exercise price of $0.30 per share for a period of two years after the closing of the financing.

Effective December 10, 2015, the Company issued 500,000 shares of common stock in the capital of the Company, at a price of $0.30 per share, for proceeds of $150,000.

Effective December 31, 2015, the Company issued 500,000 shares of common stock in the capital of the Company, at a price of $0.30 per share, for proceeds of $150,000.

Dividends Paid and Declared

During the year ended December 31, 2015, the Company declared $357,688 in dividends and paid $294,263 in dividends to shareholders. On May 21, 2015, the Company had declared and unpaid dividends totaling $74,687 due to former Class C Unit holders of Epic LLC. These unpaid dividends were settled through the issuance of an aggregate of 131,449 shares of common stock of Epic Corp. in connection with the contribution of the assets of Epic LLC to Epic Corp. These were subsequently exchanged for 96,875 shares of the Company’s common stock in connection with the closing of the Exchange Agreement.